Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2014	Nov. 14, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Revolutions Medical CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		214,963,227
Entity Public Float			$ 5,659,820
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001041009
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY